UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
Zacks Market Neutral Fund

SEMI-ANNUAL REPORT
May 31, 2011

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	18
Financial Highlights	19
Notes to Financial Statements	21
Fund Expenses	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zack All-Cap Core  Fund and the Zacks Market Neutral Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.8%
	CONSUMER DISCRETIONARY – 9.8%
2,037	BorgWarner, Inc.*	$147,703
4,977	Dollar Tree, Inc.*	317,234
9,478	Goodyear Tire & Rubber Co.*	168,045
6,525	Limited Brands, Inc.	260,739
9,038	Macy's, Inc.	261,018
3,123	McDonald's Corp.	254,649
765	Polaris Industries, Inc.	84,418
2,934	Ross Stores, Inc.	240,471
2,335	Ulta Salon Cosmetics & Fragrance, Inc.*	130,713
5,230	Viacom, Inc. - Class B	263,644
5,029	Walt Disney Co.	209,357
		2,337,991

	CONSUMER STAPLES – 10.2%
3,041	Colgate-Palmolive Co.	266,179
6,057	Corn Products International, Inc.	343,614
4,030	Dr. Pepper Snapple Group, Inc.	166,036
5,271	H.J. Heinz Co.	289,483
7,630	Hain Celestial Group, Inc.*	272,849
2,302	JM Smucker Co.	182,502
12,189	Kroger Co.	302,531
3,479	McCormick & Co., Inc.	174,611
3,456	PepsiCo, Inc.	245,791
3,674	Wal-Mart Stores, Inc.	202,878
		2,446,474

	ENERGY – 11.6%
1,826	Apache Corp.	227,520
5,087	Chevron Corp.	533,677
4,160	Clean Energy Fuels Corp.*	59,488
5,253	Exxon Mobil Corp.	438,468
6,304	Halliburton Co.	316,146
3,577	Hess Corp.	282,690
4,700	Marathon Oil Corp.	254,599
1,389	Oil States International, Inc.*	109,800
3,252	Royal Dutch Shell PLC - ADR	235,185
2,204	Schlumberger Ltd.	188,927
1,722	Whiting Petroleum Corp.*	115,546
		2,762,046

	FINANCIALS – 9.5%
3,565	American Express Co.	183,954

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value

	FINANCIALS (Continued)
947	BlackRock, Inc.	$194,665
3,491	Invesco Ltd.	86,123
3,109	Jones Lang LaSalle, Inc.	302,039
8,386	JPMorgan Chase & Co.	362,611
5,808	Marsh & McLennan Cos., Inc.	178,131
5,954	MetLife, Inc.	262,572
3,636	PNC Financial Services Group, Inc.	226,959
3,651	Rayonier, Inc. - REIT	242,390
3,915	Travelers Cos., Inc.	243,043
		2,282,487

	HEALTH CARE – 14.6%
2,336	Abbott Laboratories	122,056
5,819	Agilent Technologies, Inc.*	290,194
3,837	CIGNA Corp.	191,428
2,750	Cooper Cos., Inc.	206,003
1,487	Laboratory Corp. of America Holdings*	149,934
2,945	Life Technologies Corp.*	153,052
2,003	McKesson Corp.	171,477
8,262	Merck & Co., Inc.	303,628
624	Mettler-Toledo International, Inc.*	104,439
5,640	Myriad Genetics, Inc.*	143,312
2,957	Perrigo Co.	253,001
11,696	Pfizer, Inc.	250,879
5,242	Sirona Dental Systems, Inc.*	283,383
3,409	St. Jude Medical, Inc.	172,734
6,195	Teva Pharmaceutical Industries Ltd. - ADR	315,325
3,722	UnitedHealth Group, Inc.	182,192
3,123	Watson Pharmaceuticals, Inc.*	200,965
		3,494,002

	INDUSTRIALS – 8.7%
3,180	Acacia Research Corp.*	123,257
1,355	Caterpillar, Inc.	143,359
2,222	Deere & Co.	191,270
3,647	Emerson Electric Co.	198,944
4,324	Illinois Tool Works, Inc.	247,852
6,184	MasTec, Inc.*	130,173
1,670	Middleby Corp.*	143,703
3,526	Norfolk Southern Corp.	258,491
2,463	Raytheon Co.	124,086
1,957	Snap-On, Inc.	118,046
3,835	United Parcel Service, Inc. - Class B	281,834

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value

	INDUSTRIALS (Continued)
1,682	Watsco, Inc.	$112,593
		2,073,608

	INFORMATION TECHNOLOGY – 17.8%
5,581	Altera Corp.	268,390
878	Apple, Inc.*	305,395
2,566	CACI International, Inc. - Class A*	163,788
1,033	Coherent, Inc.*	57,951
6,620	eBay, Inc.*	206,345
15,405	EMC Corp.*	438,580
1,120	First Solar, Inc.*	139,160
575	Google, Inc. - Class A*	304,187
4,768	IAC/InterActiveCorp*	175,367
10,454	Intel Corp.	235,320
1,653	International Business Machines Corp.	279,241
2,618	JDA Software Group, Inc.*	86,473
4,579	Juniper Networks, Inc.*	167,637
10,642	Mentor Graphics Corp.*	142,709
14,015	Nuance Communications, Inc.*	307,770
2,819	Open Text Corp.*	183,940
8,503	Oracle Corp.	290,973
4,277	RADWARE Ltd.*	157,479
1,682	Solera Holdings, Inc.	99,389
5,179	VeriFone Systems, Inc.*	249,265
		4,259,359

	MATERIALS – 3.7%
3,479	Albemarle Corp.	246,452
6,752	Barrick Gold Corp.	322,475
1,561	PPG Industries, Inc.	138,461
2,084	Scotts Miracle-Gro Co. - Class A	120,247
1,205	TPC Group, Inc.*	43,838
		871,473

	TELECOMMUNICATION SERVICES – 2.0%
9,979	AT&T, Inc.	314,937
6,132	Vodafone Group PLC - ADR	171,880
		486,817

	UTILITIES – 3.9%
3,565	California Water Service Group	134,900
3,123	Northeast Utilities	110,055
7,877	Pinnacle West Capital Corp.	356,513

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value

	UTILITIES (Continued)
2,491	Southern Co.	$99,839
8,233	Westar Energy, Inc.	223,855
		925,162
	TOTAL COMMON STOCKS (Cost $17,016,382)	21,939,419

	EXCHANGE-TRADED FUNDS – 5.6%
28,396	Financial Select Sector SPDR Fund	450,077
6,310	iShares Russell 2000 Index Fund	535,277
13,734	SPDR KBW Regional Banking ETF	355,573
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,111,163)	1,340,927

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.2%
$536,440	UMB Money Market Fiduciary Fund, 0.01%†	536,440
	TOTAL SHORT-TERM INVESTMENTS (Cost $536,440)	536,440

	TOTAL INVESTMENTS – 99.6% (Cost $18,663,985)	23,816,786

	Other Assets in Excess of Liabilities – 0.4%	103,290

	TOTAL NET ASSETS – 100.0%	$23,920,076

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
† The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	17.8%
Health Care	14.6%
Energy	11.6%
Consumer Staples	10.2%
Consumer Discretionary	9.8%
Financials	9.5%
Industrials	8.7%
Utilities	3.9%
Materials	3.7%
Telecommunication Services	2.0%
Total Common Stocks	91.8%
Total Exchange-Traded Funds	5.6%
Total Short-Term Investments	2.2%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.4%
	CONSUMER DISCRETIONARY – 17.2%
6,379	Dick's Sporting Goods, Inc.*†	$253,502
9,009	Dollar Tree, Inc.* †	574,234
4,991	Fossil, Inc.* †	528,247
4,400	G-III Apparel Group Ltd.* †	188,848
20,400	Grupo Televisa SA - ADR*†	480,012
30,065	Interpublic Group of Cos., Inc. †	358,675
5,800	Kohl's Corp. †	308,792
5,780	Lennar Corp. - Class A†	109,704
19,500	Macy's, Inc. †	563,160
12,000	Modine Manufacturing Co.* †	190,560
4,200	Red Robin Gourmet Burgers, Inc.* †	154,140
4,735	Ross Stores, Inc. †	388,081
5,688	TJX Cos., Inc. †	301,578
1,900	VF Corp. †	189,373
5,900	Viacom, Inc. - Class B†	297,419
4,100	Weight Watchers International, Inc. †	328,984
		5,215,309

	CONSUMER STAPLES – 10.8%
13,800	Coca-Cola Enterprises, Inc. †	398,682
10,330	Corn Products International, Inc. †	586,021
9,100	H.J. Heinz Co. †	499,772
13,400	Hain Celestial Group, Inc.* †	479,184
4,800	JM Smucker Co. †	380,544
20,700	Kroger Co. †	513,774
6,000	PepsiCo, Inc. †	426,720
		3,284,697

	FINANCIALS – 2.2%
4,000	MSCI, Inc. - Class A*†	151,080
2,700	Portfolio Recovery Associates, Inc.* †	233,874
4,012	Rayonier, Inc. - REIT†	266,357
		651,311

	HEALTH CARE – 19.1%
6,000	Abbott Laboratories†	313,500
10,500	Agilent Technologies, Inc.* †	523,635
5,300	AMERIGROUP Corp.* †	375,823
9,700	AmerisourceBergen Corp. †	399,834
3,200	Bio-Rad Laboratories, Inc. - Class A*†	398,176
5,916	Brookdale Senior Living, Inc.* †	152,692
4,300	CIGNA Corp. †	214,527

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value

	HEALTH CARE (Continued)
6,800	Cooper Cos., Inc. †	$509,388
8,000	Life Technologies Corp.* †	415,760
3,300	McKesson Corp. †	282,513
13,800	Merck & Co., Inc. †	507,150
11,200	Orthofix International NV*†	457,296
8,700	Teva Pharmaceutical Industries Ltd. - ADR†	442,830
10,800	UnitedHealth Group, Inc. †	528,660
4,500	Watson Pharmaceuticals, Inc.* †	289,575
		5,811,359
	INDUSTRIALS – 20.3%
4,600	Clean Harbors, Inc.* †	465,336
4,800	Cummins, Inc. †	505,152
5,300	Deere & Co. †	456,224
16,650	Deluxe Corp. †	428,571
6,206	Emerson Electric Co. †	338,537
5,500	IDEX Corp. †	249,370
9,000	Insituform Technologies, Inc. - Class A*†	232,290
15,920	Korn/Ferry International*†	340,051
11,855	MasTec, Inc.* †	249,548
19,290	RR Donnelley & Sons Co. †	411,649
3,000	Snap-On, Inc. †	180,960
9,200	Textainer Group Holdings Ltd. †	296,884
5,300	Union Pacific Corp. †	556,341
5,800	United Parcel Service, Inc. - Class B†	426,242
6,348	United Technologies Corp. †	557,164
3,060	W.W. Grainger, Inc. †	462,274
		6,156,593

	INFORMATION TECHNOLOGY – 16.5%
7,333	Altera Corp. †	352,644
900	Apple, Inc.* †	313,047
29,500	Applied Materials, Inc. †	406,510
4,000	Cognex Corp. †	141,160
20,450	EMC Corp.* †	582,212
19,200	Intel Corp. †	432,192
2,750	International Business Machines Corp. †	464,558
7,083	Juniper Networks, Inc.* †	259,309
667	Mastercard, Inc. - Class A†	191,462
7,500	NetApp, Inc.* †	410,775
10,200	Nuance Communications, Inc.* †	223,992
16,424	Oracle Corp. †	562,029
5,502	QUALCOMM, Inc. †	322,362
3,700	Rogers Corp.* †	173,641

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value

	INFORMATION TECHNOLOGY (Continued)
10,532	Take-Two Interactive Software, Inc.* †	$172,619
		5,008,512

	MATERIALS – 2.8%
4,119	Eastman Chemical Co. †	435,996
13,300	Harry Winston Diamond Corp.* †	234,878
3,000	Schnitzer Steel Industries, Inc. - Class A†	177,300
		848,174

	TELECOMMUNICATION SERVICES – 3.7%
18,180	AT&T, Inc. †	573,761
19,489	Vodafone Group PLC - ADR†	546,276
		1,120,037
	UTILITIES – 1.8%
6,650	NorthWestern Corp. †	219,915
6,400	OGE Energy Corp. †	326,848
		546,763
	TOTAL COMMON STOCKS (Cost $20,108,676)	28,642,755

	EXCHANGE-TRADED FUNDS – 1.3%
13,400	Financial Select Sector SPDR Fund†	212,390
7,200	SPDR KBW Regional Banking ETF†	186,408
	TOTAL EXCHANGE-TRADED FUNDS (Cost $385,230)	398,798

Principal Amount		Value

	SHORT-TERM INVESTMENT – 9.7%
$2,941,407	UMB Money Market Fiduciary Fund, 0.01%†‡	2,941,407
	TOTAL SHORT-TERM INVESTMENT (Cost $2,941,407)	2,941,407

	TOTAL INVESTMENTS – 105.4% (Cost $23,435,313)	31,982,960

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value

	Liabilities in Excess of Other Assets – (5.4)%	$(1,625,491)

	TOTAL NET ASSETS – 100.0%	$30,357,469

	SECURITIES SOLD SHORT – 95.9%
	COMMON STOCKS – 90.0%
	CONSUMER DISCRETIONARY – 19.4%
(6,640)	Apollo Group, Inc. - Class A*	(272,971)
(6,700)	Choice Hotels International, Inc.	(238,788)
(6,100)	Citi Trends, Inc.*	(101,870)
(5,254)	DISH Network Corp. - Class A*	(159,091)
(11,500)	Gap, Inc.	(223,100)
(12,800)	Garmin Ltd.*	(436,224)
(5,211)	K-Swiss, Inc. - Class A*	(57,477)
(15,690)	Lamar Advertising Co. - Class A*	(455,638)
(21,500)	Lowe's Cos., Inc.	(519,010)
(3,810)	Lululemon Athletica, Inc.*	(345,948)
(10,800)	Nordstrom, Inc.	(505,764)
(332)	NVR, Inc.*	(247,672)
(12,000)	Pulte Homes, Inc.*	(101,280)
(3,200)	Royal Caribbean Cruises Ltd.*	(124,800)
(22,700)	Staples, Inc.	(381,814)
(11,510)	Target Corp.	(570,090)
(10,700)	Thomson Reuters Corp.	(416,979)
(4,270)	Toyota Motor Corp. - ADR	(355,648)
(6,666)	Urban Outfitters, Inc.*	(203,046)
(3,142)	Yum! Brands, Inc.	(173,816)
		(5,891,026)

	CONSUMER STAPLES – 10.4%
(16,400)	Campbell Soup Co.	(569,900)
(5,436)	Clorox Co.	(383,129)
(16,700)	ConAgra Foods, Inc.	(424,681)
(3,900)	Energizer Holdings, Inc.*	(300,495)
(8,475)	Kellogg Co.	(482,990)
(5,150)	Kimberly-Clark Corp.	(351,745)
(3,460)	Lorillard, Inc.	(398,869)
(5,573)	Sanderson Farms, Inc.	(244,711)
		(3,156,520)
	ENERGY – 2.8%
(14,039)	Cameco Corp.	(393,934)
(6,450)	Overseas Shipholding Group, Inc.	(176,150)
(5,930)	Tenaris SA - ADR	(288,732)
		(858,816)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value

	FINANCIALS – 2.0%
(31,725)	Banco Santander SA - ADR	$(377,210)
(8,680)	Bank of New York Mellon Corp.	(243,995)
		(621,205)

	HEALTH CARE – 18.1%
(6,398)	Aetna, Inc.	(279,465)
(8,100)	Alere, Inc.*	(324,000)
(10,024)	Amsurg Corp.*	(259,722)
(7,300)	AstraZeneca PLC - ADR	(382,520)
(5,000)	Baxter International, Inc.	(297,600)
(2,890)	Becton, Dickinson and Co.	(253,019)
(4,000)	Charles River Laboratories International, Inc.*	(154,720)
(11,900)	Conceptus, Inc.*	(151,487)
(9,939)	Coventry Health Care, Inc.*	(349,654)
(6,100)	DaVita, Inc.*	(512,705)
(8,000)	DENTSPLY International, Inc.	(313,920)
(4,250)	Express Scripts, Inc.*	(253,130)
(9,000)	GlaxoSmithKline PLC - ADR	(391,140)
(5,300)	LHC Group, Inc.*	(142,994)
(4,310)	Medco Health Solutions, Inc.*	(257,997)
(12,462)	Omnicare, Inc.	(391,805)
(9,398)	Valeant Pharmaceuticals International, Inc.	(492,079)
(11,300)	VCA Antech, Inc.*	(276,285)
		(5,484,242)

	INDUSTRIALS – 13.7%
(11,960)	ABB Ltd. - ADR*	(321,724)
(53,290)	AMR Corp.*	(334,128)
(11,528)	Arkansas Best Corp.	(282,321)
(2,750)	Fastenal Co.	(91,245)
(7,800)	General Dynamics Corp.	(578,916)
(5,318)	Granite Construction, Inc.	(146,192)
(21,116)	Heartland Express, Inc.	(350,948)
(10,700)	Ingersoll-Rand PLC	(533,930)
(8,960)	Meritor, Inc.*	(147,929)
(5,710)	PACCAR, Inc.	(285,500)
(17,600)	Pitney Bowes, Inc.	(420,464)
(13,745)	Quanta Services, Inc.*	(271,464)
(12,000)	Republic Services, Inc.	(378,240)
		(4,143,001)

	INFORMATION TECHNOLOGY – 17.6%
(27,900)	Advanced Micro Devices, Inc.*	(242,172)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value

	INFORMATION TECHNOLOGY (Continued)
(4,320)	Amphenol Corp. - Class A	$(233,539)
(30,073)	Arris Group, Inc.*	(339,524)
(5,800)	ASML Holding NV	(226,258)
(21,200)	Broadridge Financial Solutions, Inc.	(485,056)
(19,400)	CA, Inc.	(453,960)
(3,446)	Citrix Systems, Inc.*	(301,939)
(10,342)	Cree, Inc.*	(453,910)
(15,059)	Dell, Inc.*	(242,149)
(30,100)	Emulex Corp.*	(279,930)
(27,788)	Flextronics International Ltd.*	(201,185)
(7,191)	Infosys Technologies Ltd. - ADR	(444,044)
(24,120)	Logitech International SA*	(305,600)
(5,206)	Plantronics, Inc.	(190,436)
(6,400)	SAP AG - ADR	(397,888)
(3,600)	Silicon Laboratories, Inc.*	(154,728)
(28,400)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(387,944)
		(5,340,262)

	MATERIALS – 1.2%
(7,844)	Eagle Materials, Inc.	(225,986)
(8,000)	Titanium Metals Corp.*	(149,840)
		(375,826)

	TELECOMMUNICATION SERVICES – 3.1%
(6,700)	Telefonica SA - ADR	(163,011)
(29,971)	Telefonos de Mexico SAB de CV - ADR	(535,282)
(6,400)	Verizon Communications, Inc.	(236,352)
		(934,645)

	UTILITIES – 1.7%
(12,450)	Exelon Corp.	(521,032)

	TOTAL COMMON STOCKS (Proceeds $25,047,183)	(27,326,575)

	EXCHANGE-TRADED FUNDS – 5.9%
(8,900)	iShares Dow Jones U.S. Technology Sector Index Fund	(597,902)
(3,600)	Retail HOLDRs Trust	(398,412)
(2,450)	SPDR S&P 500 ETF Trust	(330,481)
(3,127)	SPDR S&P Metals & Mining ETF	(224,581)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (Continued)
(3,725)	SPDR S&P Semiconductor ETF	$(222,941)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,630,764)	(1,774,317)
	TOTAL SECURITIES SOLD SHORT (Proceeds $26,677,947)	$(29,100,892)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
† Long security positions with a value of $31,982,960 have been segregated in connection with securities sold short.
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	20.3%
Health Care	19.1%
Consumer Discretionary	17.2%
Information Technology	16.5%
Consumer Staples	10.8%
Telecommunication Services	3.7%
Materials	2.8%
Financials	2.2%
Utilities	1.8%
Total Common Stocks	94.4%
Total Exchange-Traded Funds	1.3%
Total Short-Term Investment	9.7%
Total Investments	105.4%
Liabilities in Excess of Other Assets	(5.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2011 (Unaudited)

	Zacks All-Cap Core Fund1	Zacks Market Neutral Fund
Assets:
Investments in securities, at value (cost $18,663,985 and $23,435,313)	$23,816,786	$31,982,960
Cash	—	2,382,177
Cash deposited with broker for securities sold short	—	25,257,991
Receivables:
Fund shares sold	78,389	12,607
Dividends and interest	39,341	42,185
Investment securities sold	34,606	—
Prepaid expenses	12,137	24,637
Total assets	23,981,259	59,702,557

Liabilities:
Securities sold short, at value (proceeds $0 and $26,677,947)	—	29,100,892
Dividends and interest on securities sold short	—	73,272
Payables:
Fund shares redeemed	65	47,487
Distribution plan (Note 6)	11,146	8,836
Advisory fees	10,075	11,457
Fund accounting fees	7,115	17,919
Fund administration fees	2,928	5,053
Transfer agent fees and expenses	10,959	35,140
Custody fees	1,736	8,416
Trustees' fees	1,855	4,063
Chief Compliance Officer fees	1,236	1,486
Accrued other expenses	14,068	31,067
Total liabilities	61,183	29,345,088

Net Assets	$23,920,076	$30,357,469

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$23,672,504	$46,842,292
Accumulated net investment loss	(30,945)	(537,637)
Accumulated net realized loss on investments	(4,874,284)	(22,071,888)
Net unrealized appreciation on:
Investments	5,152,801	8,547,647
Securities sold short	—	(2,422,945)
Net Assets	$23,920,076	$30,357,469

Maximum Offering Price per Share:
Class A:
Net assets applicable to shares outstanding	$18,102,777	$27,592,556
Shares of beneficial interest issued and outstanding	1,081,312	2,126,132
Redemption price per share	$16.74	$12.98
Maximum sales charge (5.75% of offering price)*	1.02	0.79
Maximum offering price per share	$17.76	$13.77
Class C:
Net assets applicable to shares outstanding	$5,817,299	$2,764,913
Shares of beneficial interest issued and outstanding	361,379	217,621
Offering and redemption price per share	$16.10	$12.71

1Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
*On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2011 (Unaudited)

	Zacks All-Cap Core Fund1	Zacks Market Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $513 and $128)	$178,437	$217,030
Interest	28	173
Total investment income	178,465	217,203

Expenses:
Dividends and interest on securities sold short	—	460,396
Advisory fees	102,047	188,911
Distribution fees (Note 6)
Class A	20,904	39,286
Class C	29,768	14,649
Transfer agent fees and expenses	19,772	29,832
Fund accounting fees	19,598	28,686
Fund administration fees	19,447	19,213
Registration fees	14,993	16,700
Custody fees	6,212	8,084
Shareholder reporting fees	6,057	10,285
Legal fees	5,027	7,506
Audit fees	3,740	11,223
Trustees' fees and expenses	3,728	4,743
Chief Compliance Officer fees	2,985	2,989
Insurance fees	972	993
Miscellaneous	2,692	3,211
Total expenses	257,942	846,707
Less: Advisory fees waived	(48,532)	(91,867)
Net expenses	209,410	754,840
Net investment loss	(30,945)	(537,637)

Realized and Unrealized Gain on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	1,738,424	6,791,515
Securities sold short	—	(5,618,715)
Total net realized gain	1,738,424	1,172,800
Net change in unrealized appreciation/depreciation on:
Investments	1,563,444	(722,523)
Securities sold short	—	39,174
Total net change in unrealized appreciation/depreciation	1,563,444	(683,349)
Net realized and unrealized gain on investments	3,301,868	489,451

Net Increase (Decrease) in Net Assets from Operations	$3,270,923	$(48,186)

1Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.

See accompanying Notes to Financial Statements.

Zacks Funds
Zacks All-Cap Core Fund1
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2011 (Unaudited)	Year Ended November 30, 2010
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(30,945)	$(4,832)
Net realized gain on investments	1,738,424	2,500,751
Net change in unrealized appreciation/depreciation on investments	1,563,444	(352,421)
Net increase in net assets resulting from operations	3,270,923	2,143,498

Distributions to Shareholders:
From net investment income:
Class A	—	(68,238)
Total distributions to shareholders	—	(68,238)

Capital Transactions:
Net proceeds from shares sold:
Class A	5,506,788	5,114,497
Class C	700,617	880,914
Reinvestment of distributions:
Class A	—	67,086
Cost of shares redeemed:
Class A*	(4,734,922)	(11,360,042)
Class C**	(1,267,871)	(1,957,244)
Net increase (decrease) from capital transactions	204,612	(7,254,789)

Total increase (decrease) in net assets	3,475,535	(5,179,529)

Net Assets:
Beginning of period	20,444,541	25,624,070
End of period	$23,920,076	$20,444,541

Accumulated net investment income (loss)	$(30,945)	$—

Capital Share Transactions:
Shares sold:
Class A	346,236	377,502
Class C	45,145	67,081
Shares reinvested:
Class A	—	5,025
Shares redeemed:
Class A	(300,844)	(857,822)
Class C	(81,962)	(150,607)
Net increase (decrease) from capital share transactions	8,575	(558,821)

1Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
*Net of redemption fee proceeds of $1,162 and $1,306, respectively.
**Net of redemption fee proceeds of $303 and $20, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Zacks Market Neutral Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2011 (Unaudited)	Year Ended November 30, 2010
Decrease in Net Assets from:
Operations:
Net investment loss	$(537,637)	$(1,432,651)
Net realized gain on investments	1,172,800	580,703
Net change in unrealized appreciation/depreciation on investments	(683,349)	210,656
Net decrease in net assets resulting from operations	(48,186)	(641,292)

Capital Transactions:
Net proceeds from shares sold:
Class A	6,137,418	14,796,508
Class C	628,370	512,053
Cost of shares redeemed:
Class A*	(19,748,720)	(64,849,087)
Class C**	(1,350,812)	(5,896,231)
Net decrease from capital transactions	(14,333,744)	(55,436,757)

Total decrease in net assets	(14,381,930)	(56,078,049)

Net Assets:
Beginning of period	44,739,399	100,817,448
End of period	$30,357,469	$44,739,399

Accumulated net investment income (loss)	$(537,637)	$—

Capital Share Transactions:
Shares sold:
Class A	480,980	1,145,838
Class C	50,119	40,214
Shares redeemed:
Class A	(1,548,439)	(5,023,956)
Class C	(108,188)	(462,197)
Net decrease from capital share transactions	(1,125,528)	(4,300,101)

*Net of redemption fee proceeds of $483 and $2,452, respectively.
**Net of redemption fee proceeds of $48 and $317, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF CASH FLOWS
For the Six Months Ended May 31, 2011 (Unaudited)

Zacks Market Neutral Fund

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(48,186)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(5,150,576)
Sale of investment securities	24,816,415
Sale of short-term investment securities, net	1,043,493
Closed short sale transactions	(34,817,727)
Proceeds from short sale transactions	14,220,335
Decrease in deposits with brokers for short sales	14,884,373
Decrease in dividends and interest receivable	43,996
Decrease in receivables for investment securities sold	1,752,199
Increase in prepaid expenses	(11,134)
Decrease in payables for investment securities purchased	(1,460,075)
Decrease in dividends and interest payable on securities sold short	(32,760)
Decrease in accrued expenses	(20,352)
Net realized gain on investment securities	(1,172,800)
Unrealized depreciation on investment securities	683,349
Net cash from operating activities	14,730,550

Cash Flows from Financing Activities:
Proceeds from shares sold	6,809,342
Payment on shares redeemed	(21,289,231)
Net cash used from financing activities	(14,479,889)

Net Increase in Cash	250,661

Cash:
Beginning balance	2,131,516
Ending balance	$2,382,177

See accompanying Notes to Financial Statements.

Zacks Funds
Zacks All-Cap Core Fund(1)
FINANCIAL HIGHLIGHTS
Per Share Operating Performance
Share Outstanding Throughout the Period

	Net Asset Value Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distribution from Net Investment Income	Distribution from Net Realized Gains	Net Asset Value End of Period
Class A
12/1/2010 to 5/31/2011(6)	$14.40	$(0.01)		$2.35	$2.34	$—	$—	$16.74
11/30/2010	12.95	0.00	(3)	1.50	1.50	(0.05)	$—	14.40
11/30/2009	11.22	0.06		1.67	1.73	—	—	12.95
11/30/2008	18.94	(0.01	) (3)	(6.42)	(6.43)	—	(1.29)	11.22
11/30/2007(2)	16.56	(0.06)		2.44	2.38	—	—	18.94
12/5/2005* to 11/30/2006(2)	15.00	(0.04	) (3)	1.60	1.56	—	—	16.56

Class C
12/1/2010 to 5/31/2011(6)	$13.89	$(0.06)		$2.27	$2.21	$—	$—	$16.10
11/30/2010	12.55	(0.00	)(3)	1.34	1.34	—	—	13.89
11/30/2009	10.95	(0.03)		1.63	1.60	—	—	12.55
11/30/2008	18.64	(0.05	) (3)	(6.35)	(6.40)	—	(1.29)	10.95
11/30/2007(2)	16.43	(0.26)		2.47	2.21	—	—	18.64
12/5/2005* to 11/30/2006(2)	15.00	(0.15	) (3)	1.58	1.43	—	—	16.43

	Total Return4	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets5	Ratio of Gross Expenses to Average Net Assets5	Ratio of Net Investment Income (Loss) to Average Net Assets5	Portfolio Turnover Rate4
Class A
12/1/2010 to 5/31/2011(6)	16.25%	$18,103	1.65%	2.07%	(0.08%)	30%
11/30/2010	11.58%	14,912	1.65%	2.24%	0.17%	64%
11/30/2009	15.42%	19,577	1.65%	2.07%	0.40%	132%
11/30/2008	(36.40%)	18,280	1.65%	2.14%	(0.09%)	116%
11/30/2007(2)	14.37%	1,131	1.65%	16.27%	(0.37%)	69%
12/5/2005* to 11/30/2006(2)	10.40%	917	1.65%	41.38%	(0.29%)	93%

Class C
12/1/2010 to 5/31/2011(6)	15.91%	$5,817	2.40%	2.84%	(0.82%)	30%
11/30/2010	10.68%	5,532	2.40%	2.99%	(0.58%)	64%
11/30/2009	14.61%	6,047	2.40%	2.82%	(0.31%)	132%
11/30/2008	(36.86%)	2,699	2.40%	2.89%	(0.84%)	116%
11/30/2007(2)	13.45%	299	2.40%	16.39%	(1.16%)	69%
12/5/2005* to 11/30/2006(2)	9.53%	418	2.40%	42.13%	(1.04%)	93%

* Commencement of operations.
(1) Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
(2) Zacks Investment Management, Inc. ("Zacks") serves as the Fund's advisor effective December 1, 2007. Claymore Advisors, LLC served as the investment advisor and Zacks served as the sub-advisor from December 5, 2005 to November 30, 2007.
(3) Based on average shares outstanding during the period.
(4) Total Returns and Portfolio Turnover Rate are for the period indicated and have not been annualized.  Total return would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of contingent deferred sales charge ("CDSC") of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after 3/31/06). If the sales charge was included total returns would be lower.
(5) Ratios for periods of less than one year have not been annualized.
(6) Unaudited.

See accompanying Notes to Financial Statements.

Zacks Funds
Zacks Market Neutral Fund
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
Share Outstanding Throughout the Period

	Net Asset Value Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distribution from Net Investment Income	Distribution from Net Realized Gains	Net Asset Value End of Period
Class A
12/1/2010 to 5/31/2011(5)	$12.91	$(0.20)		$0.27	$0.07	$—	$—	$12.98
11/30/2010	12.99	(0.30	) (1)	0.22	(0.08)	—	—	12.91
11/30/2009	14.66	(0.37)		(1.24)	(1.61)	(0.06)	—	12.99
7/24/2008* to 11/30/2008	15.00	(0.05	) (1)	(0.29)	(0.34)	—	—	14.66

Class C
12/1/2010 to 5/31/2011(5)	$12.69	$(0.24)		$0.26	$0.02	$—	$—	$12.71
11/30/2010	12.86	(0.30	) (1)	0.13	(0.17)	—	—	12.69
11/30/2009	14.63	(0.43)		(1.28)	(1.71)	(0.06)	—	12.86
7/24/2008* to 11/30/2008	15.00	(0.08	) (1)	(0.29)	(0.37)	—	—	14.63

	Total Return2	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets3,4	Ratio of Gross Expenses to Average Net Assets3,4	Ratio of Net Investment Income (Loss) to Average Net Assets3	Portfolio Turnover Rate2
Class A
12/1/2010 to 5/31/2011(5)	0.54%	$27,592	4.33%	4.86%	(3.07%)	16%
11/30/2010	(0.62%)	41,241	3.99%	4.38%	(2.17%)	79%
11/30/2009	(10.96%)	91,846	3.04%	3.13%	(1.84%)	227%
7/24/2008* to 11/30/2008	(2.27%)	137,450	2.20%	2.27%	(1.02%)	25%

Class C
12/1/2010 to 5/31/2011(5)	0.16%	$2,765	5.13%	5.67%	(3.82%)	16%
11/30/2010	(1.32%)	3,499	4.74%	5.13%	(2.94%)	79%
11/30/2009	(11.66%)	8,971	3.79%	3.88%	(2.59%)	227%
7/24/2008* to 11/30/2008	(2.47%)	8,853	2.93%	3.00%	(1.76%)	25%

* Commencement of operations.
(1) Based on average shares outstanding during the period.
(2) Total Returns and Portfolio Turnover Rate are for the period indicated and have not been annualized.  Total return would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of contingent deferred sales charge ("CDSC") of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after 3/31/06). If the sales charge was included total returns would be lower.
(3) Ratios for periods of less than one year have not been annualized.
(4) Includes dividend and interest expense on securities sold short. If dividend and interest expense was excluded, the ratio of net expenses to average net assets would have been 2.40%.
(5) Unaudited.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (formerly known as Zacks Multi-Cap Opportunities Fund) and Zacks Market Neutral Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Unaudited) - Continued

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that  are applicable to regulated investment companies and to distribute substantially all investment company  taxable income and net capital gain to shareholders in a manner which results in no tax cost  to the Fund.  Therefore, no federal income tax provision is required.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze the open tax years of 2008 to 2010, or expected to be taken in the Fund’s 2011 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Zacks All-Cap Core Fund and Zacks Market Neutral Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% and 1.10% respectively, of each Funds’ average daily net assets.  The Advisor has contractually agreed to waive their fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.65% and 2.40% of each Funds’ average daily net assets for Class A Shares and Class C Shares, respectively through March 31, 2012.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Unaudited) - Continued

For the six months ended May 31, 2011, the Advisor waived $48,532 of its advisory fees for the Zacks All-Cap Core Fund and $91,867 for the Zacks Market Neutral Fund.  For a period of five years subsequent to the Funds’ commencement of operations, the Advisor may recover from each Fund fees and expenses previously waived or reimbursed during the prior three years, if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit in effect at the time of such waiver or reimbursement.  At May 31, 2011, the amounts of these potentially recoverable expenses were $294,785 and $485,162 for the Zacks All-Cap Core Fund and Zacks Market Neutral Fund, respectively.  As of May 31, 2011, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

	All-Cap Core Fund	Market Neutral Fund
November 30, 2012	$114,260	$140,684
November 30, 2013	$131,993	$252,611
November 30, 2014	$48,532	$91,867

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMBFS also serves as the Funds’ transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

The amount of net selling commissions from the Funds’ Class A Shares and deferred sales charges from the Funds’ Class C Shares retained by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the six months ended May 31, 2011 were as follows:

	Class A Net Selling Commissions	Class C Deferred Sales Charge
All-Cap Core Fund	$11,059	$519
Market Neutral Fund	$167	$1,524

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2011, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees accrued for CCO services for the six months ended May 31, 2011 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
As of November 30, 2010, the All-Cap Core Fund had a capital loss carry forward of $6,130,479, of which $1,396,035 expires on November 30, 2016 and $4,734,444 expires on November 30, 2017.  The Fund also utilized $1,464,395 of its capital loss carryforward during the year ended November 30, 2010.

As of November 30, 2010, the Market Neutral Fund had a capital loss carry forward of $22,507,556, of which $20,773,920 expires on November 30, 2017 and $1,733,636 expires on November 30, 2018.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first day of the Fund's next taxable year.  As of November 30, 2010, the Market Neutral Fund had $13,547 of post-October losses which are deferred until December 1, 2010 for tax purposes.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Unaudited) - Continued

At May 31, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund

Cost of investments	$18,987,259	$23,593,845

Proceeds from securities sold short	$-	$(26,088,279)

Gross unrealized appreciation	$5,073,182	$9,392,392
Gross unrealized depreciation	(243,655)	(4,015,890)
Net unrealized appreciation on investments and securities sold short	$4,829,527	$5,376,502

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

As of November 30, 2010 the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund

Undistributed ordinary income	$-	$-
Undistributed long-term gains	-	-
Tax accumulated earnings	-	-
Accumulated capital and other losses	$(6,130,479)	$(22,521,103)

Unrealized appreciation on investments	3,107,128	6,084,466

Total accumulated earnings (deficit)	$(3,023,351)	$(16,436,637)

The tax character of distributions paid during the fiscal year ended November 30, 2010 and fiscal year ended November 30, 2009 were as follows:

	All-Cap Core Fund		Market Neutral Fund

	11/30/10	11/30/09	11/30/10	11/30/09
Distributions paid from:
Ordinary income	$68,238	$-	$-	$556,170
Long-term capital gains	-	-	-	-
Total distributions	$68,238	$-	$-	$556,170

Note 5 – Investment Transactions:
For the six months ended May 31, 2011, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All-Cap Core Fund	$6,700,539	$6,813,238
Market Neutral Fund	$5,150,576	$24,816,415

Zacks Funds
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Unaudited) - Continued

Note 6 – Distribution Plan
The Funds have adopted a distribution and service plan (the “Plan”) with respect to its Class A Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders of each class and the maintenance of shareholder accounts. Annual fees under the Plan, of up to .25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets, are accrued daily. The 12b-1 plan is used to induce or compensate financial intermediaries to provide distribution and/or services to the Funds and their shareholders.

For the six months ended May 31, 2011, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Unaudited) - Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2011, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$21,939,419	$-	$-	$21,939,419
Exchange Traded Funds	1,340,927	-	-	1,340,927
Short-Term Investments	536,440	-	-	536,440
Total Investments in Securities	$23,816,786	$-	$-	$23,816,786

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Long
Common Stocks1	$28,642,755	$-	$-	$28,642,755
Exchange Traded Funds	398,798	-	-	398,798
Short-Term Investments	2,941,407	-	-	2,941,407
Total Investments in Securities	$31,982,960	$-	$-	$31,982,960

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Short
Common Stocks1	$27,326,575	$-	$-	$27,326,575
Exchange Traded Funds	1,774,317	-	-	1,774,317
Total Investments in Securities	$29,100,892	$-	$-	$29,100,892

*The Fund did not hold any level 2 or level 3 securities at May 31, 2011.

1All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 9 – Derivative and Hedging Disclosure:
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 10 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Unaudited) - Continued

Note 11 – Events Subsequent to the Fiscal Period End:
The Funds have adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Funds’ financial statements.

Zacks Funds
Fund Expenses
May 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Zacks All-Cap Core Fund or the Zacks Market Neutral Fund (each a “Fund” and collectively the ‘‘Funds’’), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/10 to 5/31/11 for each Fund.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks All-Cap Core Fund		12/01/10	5/31/11	12/01/10 – 5/31/11
Class A	Actual Performance	$1,000.00	$1,162.50	$8.90
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.77	$8.30
Class C	Actual Performance	$1,000.00	$1,159.10	$12.92
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.03	$12.05

* Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
Fund Expenses
May 31, 2011 (Unaudited)

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks Market Neutral Fund		12/01/10	5/31/11	12/01/10 – 5/31/11
Class A	Actual Performance	$1,000.00	$1,005.40	$21.63
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,003.43	$21.60
Class C	Actual Performance	$1,000.00	$1,001.60	$25.58
	Hypothetical (5% annual return before expenses)	$1,000.00	$999.44	$25.55

* Expenses are equal to the Fund’s annualized expense ratio of 3.69% and 5.13% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Zacks All-Cap Core Fund
Zacks Market Neutral Fund

Each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
One South Wacker Drive, Suite 2700
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Zacks Multi-Cap Opportunities Fund Class A	CZOAX	461418 204
Zacks Multi-Cap Opportunities Fund Class C	CZOCX	461418 105
Zacks Market Neutral Fund Class A	ZMNAX	461418 709
Zacks Market Neutral Fund Class C	ZMNCX	461418 808

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090 or by calling the Funds at (888) 453-4003.

Householding Mailing
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 453-4003 (or contact your financial institution).  The Funds will begin sending you individual copies thirty days after receiving your request.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53202
Toll Free: 1-888-453-4003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   August 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date August 2, 2011

By (Signature and Title) /s/ Rita Dam
Rita Dam, Treasurer

Date August 2, 2011